Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets:
Property and equipment	$ 13,852	$ 14,623
Intangible assets	98,781	99,983
Goodwill	429,836	429,445
Non-current receivables from sale of investments	7,545	76,305
Non-current investments and financial assets	2,589	2,643
Deferred tax assets	2,783	1,473
Total non-current assets	555,387	624,473
Trade receivables	55,270	57,923
Current receivables from sale of investments	24,545	56,347
Other current receivables	4,869	17,247
Prepayments	8,245	3,932
Marketable securities	0	66,250
Cash and cash equivalents	98,155	52,414
Total cash, cash equivalents, and marketable securities	98,155	118,664
Assets held for sale	163,462	86,100
Total current assets	354,546	340,213
Total assets	909,933	964,686
Equity:
Share capital	18	18
Other paid in capital	824,832	824,832
Treasury shares	(208,584)	(206,514)
Retained earnings	210,134	273,262
Foreign currency translation reserve	(4,553)	(3,385)
Total equity attributable to owners of the parent	821,847	888,213
Liabilities:
Non-current lease liabilities and other loans	5,273	4,723
Deferred tax liabilities	243	7,352
Other non-current liabilities	59	68
Total non-current liabilities	5,575	12,143
Trade and other payables	47,242	46,937
Deferred revenue	4,845	995
Dividends payable	10,832	0
Current lease liabilities and other loans	2,787	3,112
Income tax payable	6,228	1,133
Other current liabilities	10,578	12,152
Total current liabilities	82,511	64,330
Total liabilities	88,086	76,472
Total equity and liabilities	$ 909,933	$ 964,686